UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

165 Mason St., Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period: 12/31/2010

Item 1.  Schedule of Investments.

Global IPO Plus Aftermarket Fund
PORTFOLIO OF INVESTMENTS
As of December 31, 2010 (Unaudited)

			Shares		Value

	COMMON STOCK - 100.1%
	AUTOMOBILES - 7.5%
	General Motors Co. *		13,000		$ 479,180
	Tesla Motors, Inc. *		13,000		346,190
					825,370
	CAPITAL MARKETS - 4.0%
	Financial Engines, Inc. *		17,000		337,110
	LPL Investment Holdings, Inc. *		2,750		100,017
					437,127
	COMMERCIAL SERVICES & SUPPLIES - 3.3%
	Higher One Holdings, Inc. *		18,000		364,140

	COMMUNICATIONS EQUIPMENT - 1.5%
	Calix, Inc. *		10,000		169,000

	CONSUMER FINANCE - 1.5%
	Green Dot Corp. - Cl. A *		3,000		170,220

	ELECTRICAL EQUIPMENT - 2.7%
	Sensata Technologies Holding NV *		10,000		301,100

	FOOD & STAPLES RETAILING - 1.4%
	Fresh Market, Inc. *		3,700		152,440

	FOOD PRODUCTS - 3.4%
	Mead Johnson Nutrition Co. - Cl. A		6,000		373,500

	HOTELS RESAURANTS & LEISURE - 8.1%
	Bravo Brio Restaurant Group, Inc. *		15,000		287,550
	Country Style Cooking Restaurant Chain Co. Ltd. - ADR *		6,000		138,000
	Hyatt Hotels Corp. - Cl. A *		10,000		457,600
					883,150
	HOUSEHOLD DURABLES - 3.2%
	SodaStream International Ltd. *		11,000		347,380

	INTERNET & CATALOG RETAIL - 0.0%
	E-Commerce China Dangdang, Inc. - ADR *		100		2,707

	INTERNET SOFTWARE & SERVICES - 11.5%
	Ancestry.com, Inc. *		18,500		523,920
	LogMeIn, Inc. *		7,000		310,380
	OpenTable, Inc. *		6,000		422,880
					1,257,180
	IT SERVICES - 6.9%
	Booz Allen Hamilton Holding Corp. - Cl. A *		11,000		213,730
	Camelot Information Systems, Inc. - ADR *		10,000		239,200
	hiSoft Technology International Ltd. - ADR *		10,000		302,000
					754,930
	METALS & MINING - 6.2%
	Globe Specialty Metals, Inc.		26,000		444,340
	Noranda Aluminum Holding Corp. *		16,100		235,060
					679,400
Global IPO Plus Aftermarket Fund
PORTFOLIO OF INVESTMENTS
As of December 31, 2010 (Unaudited) (Continued)

			Shares		Value

	OIL, GAS & CONSUMABLE FUELS - 10.7%
	Chesapeake Midstream Partners LP		9,000		$ 258,930
	Concho Resources, Inc. *		3,000		263,010
	Oasis Petroleum, Inc. *		15,000		406,800
	Oxford Resource Partners LP		10,000		243,600
					1,172,340
	PROFESSIONAL SERVICES - 2.2%
	Verisk Analytics, Inc. - Cl. A *		7,000		238,560

	REAL ESTATE INVESTMENT TRUSTS - 2.0%
	Starwood Property Trust, Inc.		10,000		214,800

	ROAD & RAIL - 0.3%
	Swift Transporation Co. - Cl. A *		2,700		33,777

	SEMICONDUCTORS & SEMICONDUCTOR - 11.1%
	Avago Technologies Ltd.		20,000		569,400
	Inphi Corp. *		12,000		241,080
	SemiLEDs Corp. *		14,000		406,700
					1,217,180
	SOFTWARE - 7.7%
	Fortinet, Inc. *		15,000		485,250
	QLIK Technologies, Inc. *		1,800		46,458
	RealPage, Inc. *		10,000		309,300
					841,008
	SPECIALTY RETAIL - 4.9%
	Vitamin Shoppe, Inc. *		16,000		538,240

	TOTAL COMMON STOCK ( Cost - $8,556,900)				10,973,549

	SHORT-TERM INVESTMENTS - 0.0%
	MONEY MARKET FUND - 0.0%
	Milestone Treasury Obligations Portfolio		1,842		1,842
	Dreyfus Institutional Reserves Money Fund		1,842		1,842
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $3,684)				3,684

	TOTAL INVESTMENTS - 100.1% ( Cost - $8,560,584)				$ 10,977,233
	OTHER LIABILITIES LESS ASSETS - (0.1) %				(15,074)
	NET ASSETS - 100.0%				$ 10,962,159

*	Non-Income producing security.
	ADR- American Depositary Receipt
(a)

Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.  At December 31, 2010 net unrealized appreciation for all securities was $2,416,649.  This consists of aggregate gross unrealized appreciation of  $2,460,497 and aggregate gross unrealized depreciation of $43,848.

Global IPO Plus Aftermarket Fund
PORTFOLIO OF INVESTMENTS
As of December 31, 2010 (Unaudited) (Continued)

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP
	establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valueing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Fund’s assets and  liabilities measured at fair value:

	Assets	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 10,973,549	-	-	$ 10,973,549
	Short-Term Investments	3,684	-	-	3,684
	Total	$ 10,977,233	-	-	$ 10,977,233
	The Fund did not hold any Level 3 securities during the period.
	There were no significant transfers into and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith, President

Date

02/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith, President

Date

02/28/2011

By (Signature and Title)

       /s/Kathleen S. Smith, Treasurer

Date

02/28/2011